Leases (Details) - Schedule of maturities of operating lease liabilities	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule of Maturities of Operating Lease Liabilities [Abstract]
2023	$ 6,554,000
2024	4,035,000
2026	2,628,000
2026	2,109,000
2027 and thereafter	5,229,000
Total operating lease payments	20,555,000
Operating Leases Imputed Interest	(1,895,000)
Present value of lease liabilities	$ 18,660,000